Other current assets	6 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

5	Other current assets

	As of March 31, 2026	As of September 30, 2025
	US$	US$
Prepayments	245,532	394,854
Other receivables	361,986	183,929
	607,518	578,783

Prepayments included primarily prepaid operating expenses of foreign operation. Other receivables mainly included receivable for interest earned from fixed deposit held in the bank.